Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,500,000	5,500,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	31,104,000
Common stock, shares issued	33,737,000	33,737,000	4,238,000
Common stock, shares outstanding	33,737,000	33,737,000	4,238,000